Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Sales	$ 3,017	$ 183,628	$ 77,044	$ 183,628	$ 503,906	$ 0
Cost of Sales	(2,971)	(172,393)	(75,327)	(172,393)	(344,300)	0
Gross Profit	46	11,235	1,717	11,235	159,606	0
Operating expenses:
Research and development	393,747	412,341	980,862	987,711	1,556,988	1,554,603
General and administrative	239,628	1,391,278	4,329,306	4,151,380	6,173,049	3,032,138
Total operating expenses	633,375	1,803,619	5,310,168	5,139,091	7,730,037	4,586,741
Loss from operations	(633,329)	(1,792,384)	(5,308,451)	(5,127,856)	(7,570,431)	(4,586,741)
Interest expense	(1,082,949)	(1,639,184)	(4,152,437)	(5,141,701)	(6,666,630)	(2,007,687)
Loss before income tax benefit					(14,237,061)	(6,594,428)
Provision for income tax benefit					350,256	335,832
Net loss	(1,716,278)	(3,431,568)	(9,460,888)	(10,269,557)	(13,886,805)	(6,258,596)
Other comprehensive loss:
Foreign currency translation adjustment	556,080	(25,065)	(864,328)	(142,922)	(257,885)	472,559
Comprehensive loss	$ (1,160,198)	$ (3,456,633)	$ (10,325,216)	$ (10,412,479)	$ (14,144,690)	$ (5,786,037)
Net loss per share, basic and diluted	$ (0.07)	$ (0.15)	$ (0.39)	$ (0.44)	$ (0.59)	$ (0.28)
Weighted average number of shares outstanding, basic and diluted	24,103,196	23,313,629	24,102,976	23,244,345	23,383,758	22,283,377